Operating Lease - Summary of Supplemental Cash Flow Information Related to Operating Lease (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 102,154	¥ 72,138	¥ 42,620
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 274,358	¥ 112,871	¥ 87,054
Weighted average remaining lease term (in years)	3 years 3 months 3 days	3 years 9 months	3 years 5 months 23 days
Weighted average discount rate	4.82%	4.75%	4.75%